Property, plant and equipment (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	S/ 2,208,553
Ending balance	2,152,724	S/ 2,208,553
Cost [Member] | Mining Concessions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	76,808	76,808
Additions	194
Disposals
Transfers and reclassifications, note 11	(98)
Ending balance	76,904	76,808
Cost [Member] | Mine Development [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	45,247	41,585
Additions	4,838	2,260
Disposals
Transfers and reclassifications, note 11	(2,235)	1,402
Ending balance	47,850	45,247
Cost [Member] | Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	228,558	219,345
Additions	12,701	9,186
Disposals	(2,325)
Transfers and reclassifications, note 11	1,490	27
Ending balance	240,424	228,558
Cost [Member] | Buildings And Other Construction [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	676,937	657,548
Additions		232
Disposals	(691)	(1,171)
Transfers and reclassifications, note 11	(1,400)	20,328
Ending balance	674,846	676,937
Cost [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	1,591,059	1,436,384
Additions	19,993	12,696
Disposals	(6,588)	(614)
Transfers and reclassifications, note 11	17,913	142,593
Ending balance	1,622,377	1,591,059
Cost [Member] | Furniture And Accessories [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	31,401	30,513
Additions	534	88
Disposals	(3)	(17)
Transfers and reclassifications, note 11	209	817
Ending balance	32,141	31,401
Cost [Member] | Transportation Units [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	122,318	119,708
Additions	3,294	10,511
Disposals	(10,089)	(8,213)
Transfers and reclassifications, note 11	306	312
Ending balance	115,829	122,318
Cost [Member] | Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	58,413	53,501
Additions	742	1,350
Disposals	(11,547)	(178)
Transfers and reclassifications, note 11	979	3,740
Ending balance	48,587	58,413
Cost [Member] | Works In Progress And Units In Transit [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	42,872	184,653
Additions	37,178	32,280
Disposals	(699)	(397)
Transfers and reclassifications, note 11	(20,225)	(173,664)
Ending balance	59,126	42,872
Cost [Member] | Total [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	2,944,606	2,891,012
Additions	79,474	68,603
Disposals	(36,516)	(10,590)
Transfers and reclassifications, note 11	(3,061)	(4,419)
Ending balance	2,984,503	2,944,606
Cost [Member] | Mine Rehabilitation Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	6,089	6,063
Additions
Disposals	(4,574)
Transfers and reclassifications, note 11		26
Ending balance	1,515	6,089
Cost [Member] | Capitalized Interests [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	64,904	64,904
Additions
Disposals
Transfers and reclassifications, note 11
Ending balance	64,904	64,904
Accumulated Depreciation [Member] | Mining Concessions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	12,119	12,119
Additions
Disposals
Transfers and reclassifications, note 11
Ending balance	12,119	12,119
Accumulated Depreciation [Member] | Mine Development [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	9,750	9,753
Additions	551	506
Disposals
Transfers and reclassifications, note 11	(326)	(509)
Ending balance	9,975	9,750
Accumulated Depreciation [Member] | Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance
Additions
Disposals
Transfers and reclassifications, note 11
Ending balance
Accumulated Depreciation [Member] | Buildings And Other Construction [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	85,794	68,945
Additions	17,782	17,482
Disposals	(161)	(633)
Transfers and reclassifications, note 11
Ending balance	103,415	85,794
Accumulated Depreciation [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	382,634	296,918
Additions	89,644	85,937
Disposals	(5,443)	(221)
Transfers and reclassifications, note 11
Ending balance	466,835	382,634
Accumulated Depreciation [Member] | Furniture And Accessories [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	27,915	27,204
Additions	732	728
Disposals	(2)	(17)
Transfers and reclassifications, note 11
Ending balance	28,645	27,915
Accumulated Depreciation [Member] | Transportation Units [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	72,979	64,710
Additions	12,408	12,966
Disposals	(8,627)	(4,697)
Transfers and reclassifications, note 11
Ending balance	76,760	72,979
Accumulated Depreciation [Member] | Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	42,766	39,472
Additions	3,967	3,629
Disposals	(11,541)	(335)
Transfers and reclassifications, note 11
Ending balance	35,192	42,766
Accumulated Depreciation [Member] | Works In Progress And Units In Transit [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance
Additions
Disposals
Transfers and reclassifications, note 11
Ending balance
Accumulated Depreciation [Member] | Total [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	638,327	521,970
Additions	126,658	122,769
Disposals	(27,205)	(5,903)
Transfers and reclassifications, note 11	(326)	(509)
Ending balance	737,454	638,327
Accumulated Depreciation [Member] | Mine Rehabilitation Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	1,434	1,432
Additions	52	2
Disposals	(1,431)
Transfers and reclassifications, note 11
Ending balance	55	1,434
Accumulated Depreciation [Member] | Capitalized Interests [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	2,936	1,417
Additions	1,522	1,519
Disposals
Transfers and reclassifications, note 11
Ending balance	4,458	2,936
Accumulated Impairment [Member] | Mining Concessions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	42,858	41,213
Additions		1,645
Disposals
Ending balance	42,858	42,858
Accumulated Impairment [Member] | Mine Development [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	24,048	24,048
Additions
Disposals
Ending balance	24,048	24,048
Accumulated Impairment [Member] | Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	258	258
Additions
Disposals	(258)
Ending balance		258
Accumulated Impairment [Member] | Buildings And Other Construction [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	13,837	13,837
Additions
Disposals
Ending balance	13,837	13,837
Accumulated Impairment [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	12,166	12,166
Additions
Disposals
Ending balance	12,166	12,166
Accumulated Impairment [Member] | Furniture And Accessories [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	201	168
Additions		33
Disposals
Ending balance	201	201
Accumulated Impairment [Member] | Transportation Units [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	26	26
Additions
Disposals
Ending balance	26	26
Accumulated Impairment [Member] | Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	454	400
Additions		54
Disposals
Ending balance	454	454
Accumulated Impairment [Member] | Works In Progress And Units In Transit [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	735	735
Additions
Disposals
Ending balance	735	735
Accumulated Impairment [Member] | Total [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	97,726	95,994
Additions		1,732
Disposals	(3,401)
Ending balance	94,325	97,726
Accumulated Impairment [Member] | Mine Rehabilitation Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	3,143	3,143
Additions
Disposals	(3,143)
Ending balance		3,143
Accumulated Impairment [Member] | Capitalized Interests [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance
Additions
Disposals
Ending balance
Carrying Amount [Member] | Mining Concessions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	21,831
Ending balance	21,927	21,831
Carrying Amount [Member] | Mine Development [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	11,449
Ending balance	13,827	11,449
Carrying Amount [Member] | Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	228,300
Ending balance	240,424	228,300
Carrying Amount [Member] | Buildings And Other Construction [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	577,306
Ending balance	557,594	577,306
Carrying Amount [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	1,196,259
Ending balance	1,143,376	1,196,259
Carrying Amount [Member] | Furniture And Accessories [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	3,285
Ending balance	3,295	3,285
Carrying Amount [Member] | Transportation Units [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	49,313
Ending balance	39,043	49,313
Carrying Amount [Member] | Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	15,193
Ending balance	12,941	15,193
Carrying Amount [Member] | Works In Progress And Units In Transit [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	42,137
Ending balance	58,391	42,137
Carrying Amount [Member] | Total [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	2,208,553
Ending balance	2,152,724	2,208,553
Carrying Amount [Member] | Mine Rehabilitation Costs [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	1,512
Ending balance	1,460	1,512
Carrying Amount [Member] | Capitalized Interests [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning balance	61,968
Ending balance	S/ 60,446	S/ 61,968